Financial risk management - License agreement (Details) $ / shares in Units, € in Millions, $ in Millions			1 Months Ended			6 Months Ended
	Jun. 01, 2021 $ / shares shares	Jan. 01, 2021 $ / shares shares	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Mar. 31, 2021 USD ($) shares	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)
Preferred Class B Shares
Financial instruments and financial risk management
Proceeds from issue of shares					$ 74.0
Shares issued | shares					286,705
Fair value of current financial assets					$ 11.2
AgomAb
Financial instruments and financial risk management
Fair value of current financial assets				$ 4.3			$ 4.3
AgomAb | Preferred Class B Shares
Financial instruments and financial risk management
Proceeds from issue of shares | €			€ 38.4			€ 38.4
Zai Lab
Financial instruments and financial risk management
Number of shares issued | shares	568,182	568,182
Share price | $ / shares	$ 132	$ 132